STOCKHOLDERS' EQUITY (Detail Textuals 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		0		1,632,000
Exercise price		$ 0		$ 7.80
Weighted average grant-date fair value				$ 7.71
Stock-based compensation		$ 974,699	$ 2,461,429		$ 199,556
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	108,000			1,632,000
Exercise price	$ 7.80			$ 6.37
Vesting terms	36 months
Fair value of these stock options granted	$ 2,743,894
Stock options terms	10 years
Stock Options Expected To Vest Monthly Per Grant	3,000
Weighted average grant-date fair value	$ 6.37			$ 7.71
Stock-based compensation		974,699	$ 2,461,429	$ 5,375,359
Total unrecognized compensation cost related to non-vested stock		$ 4,067,375		$ 5,042,075
Unrecognized compensation weighted-average period related to non-vested stock		1 year 3 months 22 days		1 year 6 months 4 days
CEO and CFO | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				400,000
Exercise price				$ 7.80
Options Vested Date				Jan. 01, 2018
Vesting terms				24 months
Vesting ratio				One-third
Fair value of these stock options granted				$ 5,115,693
Board | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted				400,000
Exercise price				$ 7.80
Vesting terms				24 months
Fair value of these stock options granted				$ 2,557,847